5. DEBT DISCOUNT (Tables)	6 Months Ended
Jun. 30, 2015
Quarterly Report
Debt Discount
	June 30, 2015	December 31, 2014
Deb discount on notes payable	$107,016	$174,379
Accumulated amortization	(50,347)	(67,363)
Debt discount on notes payable, net	$56,669	$107,016